INITIAL PUBLIC OFFERING - Public Units (Details) - CIK 0001841024 L Catterton Asia Acquisition Corp - USD ($)	Mar. 15, 2021	Dec. 31, 2023
INITIAL PUBLIC OFFERING
Exercise price of warrant		$ 9.20
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold	25,000,000
Share price | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 250,000,000
Number of shares per warrant	1
Number of shares per Unit	1
Number of warrants per Unit	1
Exercise price of warrant	$ 11.50